Operating Segments - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) customer	Mar. 31, 2021 USD ($) customer
Segment Reporting Information [Line Items]
Number of segment			1
Realized revenues	$ 12,208,908	$ 14,667,929	$ 40,467,978	$ 37,265,069	$ 48,797,124	$ 35,400,319
Number of Customers | customer					1	1
Customer One
Segment Reporting Information [Line Items]
Realized revenues					$ 5,005,000	$ 5,261,979
Customer Concentration Risk | Sales Revenue Net | Customer One
Segment Reporting Information [Line Items]
Percentage of consolidated revenue					0.1026%	0.1486%